ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

September 17, 2012

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (“Trust”) (File Nos. 333-***** and 811-22747), on behalf of the Cognios Market Neutral Large Cap Fund, a series of the Trust

Dear Sir or Madam:

On behalf of the Trust, transmitted for filing is the Registration Statement on Form N-1A for the Trust. Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings. The Trust is asking that any written correspondence to the Trust be sent to my attention at the following address:

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

Fax: 720.931.3345

If you have any questions concerning the foregoing, please contact me at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

Enclosures